Post-Employment Benefits - Sensitivity Analysis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of the post-employment benefit obligations	€ 433	€ 304	€ 18
Average duration of the obligations	19 years	19 years
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (in percent)	0.25%	0.25%
Decrease in assumption (in percent)	(0.25%)	(0.25%)
Present value of the post-employment benefit obligations	€ 414	€ 290
Salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (in percent)	0.25%	0.25%
Decrease in assumption (in percent)	(0.25%)	(0.25%)
Present value of the post-employment benefit obligations	€ 434	€ 304
Pension increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (in percent)	0.25%	0.25%
Decrease in assumption (in percent)	(0.25%)	(0.25%)
Present value of the post-employment benefit obligations	€ 446	€ 313